CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Revenues	$ 80,473	$ 43,676	$ 24,600
Cost of revenues	15,257	9,233	5,290
Gross profit	65,216	34,443	19,310
Operating expenses:
Research and development	29,660	16,782	14,746
Selling and marketing	53,776	29,057	21,586
General and administrative	8,307	3,565	5,338
Total operating expenses	91,743	49,404	41,670
Operating loss	(26,527)	(14,961)	(22,360)
Financial income (expenses), net	(603)	487	(41)
Other expenses	18	2	127
Loss before taxes on income	(27,148)	(14,476)	(22,528)
Taxes on income	1,572	496	212
Net loss	(28,720)	(14,972)	(22,740)
Basic and diluted net loss per ordinary share	$ (3.33)	$ (2.71)	$ (8.31)
Other comprehensive loss
Foreign currency translation differences	(296)
Unrealized gains on foreign currency cash flow hedge	33
Other comprehensive loss for the period	(263)
Total comprehensive loss	$ (28,983)	$ (14,972)	$ (22,740)